AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.4%
Commercial Mortgage-Backed Securities — 17.9%
BANK,
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	$10,673
Series 2018-BN14, Class A1
3.277%	09/15/60	11	11,410
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	11	11,366
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	68	71,261
Series 2016-C02, Class A1
1.499%	08/10/49	2	1,809
Series 2016-P04, Class A3
2.646%	07/10/49	10	10,459
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	32	32,342
Series 2013-LC06, Class ASB
2.478%	01/10/46	18	18,014
Series 2015-LC21, Class A4
3.708%	07/10/48	50	54,741
Fannie Mae-Aces,
Series 2017-M13, Class A1
2.746%	09/25/27	12	11,961
Series 2018-M04, Class A1
2.946%(cc)	03/25/28	15	16,335
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	20	19,967
Series 2017-GS07, Class A1
1.950%	08/10/50	27	27,224
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	28	27,971
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	40	40,885
Series 2013-LC11, Class A4
2.694%	04/15/46	18	18,658
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	48	50,044
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	21	20,678
Series 2018-C11, Class A1
3.211%	06/15/51	5	4,848
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	7	7,497
Series 2012-C04, Class A5
2.850%	12/10/45	55	56,675
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49	3	$3,387

Total Commercial Mortgage-Backed Securities (cost $515,794)			528,205
Corporate Bonds — 14.0%
Aerospace & Defense — 0.4%
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	5,537
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	5,764
			11,301
Agriculture — 0.2%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	5	5,364
Airlines — 1.1%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	34	33,691
Apparel — 0.4%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	10,675
Banks — 2.4%
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	20	22,319
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.493%(ff)	03/24/31	15	17,303
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	30	30,163
			69,785
Beverages — 0.4%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/19/30	10	10,458
Commercial Services — 2.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	38,498
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	27,358
			65,856
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AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	$5,378
Diversified Financial Services — 0.2%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	5	5,498
Electric — 0.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	10	11,082
4.050%	04/15/25	10	11,075
			22,157
Healthcare-Products — 0.2%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	5,132
Healthcare-Services — 0.4%
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	10	11,758
Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	2,155
Media — 0.2%
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	5	5,409
Miscellaneous Manufacturing — 0.2%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	5,331
Pharmaceuticals — 0.9%
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	25	27,155
Pipelines — 1.3%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	35	38,416
Retail — 0.7%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	16,494
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	5	5,629
			22,123
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.9%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	10	$10,736
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	16,783
			27,519
Telecommunications — 0.9%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	5,341
3.150%	03/22/30	20	21,074
			26,415

Total Corporate Bonds (cost $384,665)			411,576
Sovereign Bonds — 7.2%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	50	55,043
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	50	52,013
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	50	53,066
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	50	51,466

Total Sovereign Bonds (cost $213,448)			211,588
U.S. Government Agency Obligations — 14.6%
Federal Home Loan Bank
3.250%	11/16/28(k)	200	224,911
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	100	103,412
Federal National Mortgage Assoc.
1.625%	01/07/25	100	103,854

Total U.S. Government Agency Obligations (cost $417,299)			432,177
U.S. Treasury Obligations — 40.7%
U.S. Treasury Bonds
3.375%	11/15/48	15	18,038
U.S. Treasury Notes
2.125%	05/15/25(k)	65	68,804
2.250%	11/15/27	210	222,305
2.375%	08/15/24	170	180,917
2.625%	02/15/29	5	5,409
2.875%	05/15/28	285	313,277

A2

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.125%	11/15/28(k)	350	$391,398

Total U.S. Treasury Obligations (cost $1,199,959)			1,200,148

Total Long-Term Investments (cost $2,731,165)			2,783,694

	Shares
Short-Term Investment — 7.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $212,468)(wb)	212,468	212,468

TOTAL INVESTMENTS—101.6% (cost $2,943,633)		2,996,162

Liabilities in excess of other assets(z) — (1.6)%		(47,538)

Net Assets — 100.0%		$2,948,624

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3	10 Year U.S. Ultra Treasury Notes	Jun. 2021	$431,063	$(15,245)
Short Positions:
3	2 Year U.S. Treasury Notes	Jun. 2021	662,180	409
9	5 Year U.S. Treasury Notes	Jun. 2021	1,110,586	11,272
9	10 Year U.S. Treasury Notes	Jun. 2021	1,178,437	31,168
				42,849
				$27,604
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
2,522	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	$321,711	$192,537	$(129,174)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3